Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Intelsat S.A., its wholly-owned subsidiaries, and variable interest entities (“VIE”) of which we are the primary beneficiary, and are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). We are the primary beneficiary of one VIE, as more fully described in Note 10—Investments, and accordingly, we include in our consolidated financial statements the assets and liabilities and results of operations of the entity, even though we may not own a majority voting interest. We use the equity method to account for our investments in entities where we exercise significant influence over operating and financial policies but do not retain control under either the voting interest model (generally 20% to 50% ownership interest) or the variable interest model. In 2015, we entered into a joint venture agreement as further described in Note 10—Investments, and the investment is accounted for using the equity method. We have eliminated all significant intercompany accounts and transactions.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. Accordingly, ultimate results could differ from those estimates.

Revenue Recognition
Revenue Recognition
Revenue from Contracts with Customers
We earn revenue primarily by providing services over satellite transponder capacity to our customers. Our customers generally obtain satellite services from us by placing an order pursuant to one of several master customer service agreements and related service orders. The service agreements specify, among other things, the amount of satellite bandwidth or throughput to be provided, whether service will be non-pre-emptible or pre-emptible and the service term. Most services are full time in nature, with service terms ranging from one year to as long as 16 years. Occasional use services used for video applications can be for much shorter periods, including as small as increments of one hour. Our service agreements offer different service types, including transponder services, managed services, and channel, which are all services that are provided on, or used to provide access to, our global network. We refer to these services as on-network services. Our service agreements also cover services that we procure from third parties and resell, which we refer to as off-network services. These services can include transponder services and other satellite-based transmission services sourced from other operators, often in frequencies not available on our network.
To determine the proper revenue recognition method for contracts, we evaluate whether two or more services should be combined and accounted for as a single performance obligation. Our specific revenue recognition policies are as follows:
Satellite Utilization Charges. The Company’s contracts for satellite utilization services often contain multiple service orders for the provision of capacity on or over different beams, satellites, frequencies, geographies or time periods. Under each separate service order, the Company’s satellite services, comprised of transponder services, managed services, channel services, and occasional use managed services, are delivered in a series of time periods that are distinct from each other and have the same pattern of transfer to the customer. In each period, the Company’s obligation is to make those services available to the customer. Throughout each period of services being provided, the customer simultaneously receives and consumes the benefits, resulting in revenue recognition over time. We have certain obligations, including providing spare or substitute capacity if available, in the event of satellite service failure under certain long-term agreements. We are generally not obligated to refund satellite utilization payments previously made.
Satellite Related Consulting and Technical Services. We recognize revenue from the provision of consulting services as those services are performed. We recognize revenue for consulting services with specific performance obligations, such as transfer orbit support services or training programs over the service period.
Tracking, Telemetry and Commanding (“TT&C”). We earn TT&C services revenue from providing operational services to other satellite owners and from certain customers on our satellites. TT&C agreements entered into in connection with our satellite utilization contracts are typically for the period of the related service agreement. We recognize this revenue over the term of the service agreement.
In-Orbit Backup Services. We provide back-up transponder capacity that is held on reserve for certain customers on agreed-upon terms. We recognize revenues for in-orbit protection services over the term of the related agreement.
Revenue Share Arrangements. We recognize revenues under revenue share agreements for satellite-related services either on a gross or net basis in accordance with principal versus agent considerations.
We occasionally sell products or services individually or in some combination to our customers. When products or services are sold together, we allocate revenue for each performance obligation based on each obligation’s relative selling price. In these arrangements, revenue for products is recognized when the transfer of control passes to the customer, while service revenue is recognized over the service term.
Contract Assets
Contract assets include unbilled amounts typically resulting from sales under our long-term contracts when the total contract value is recognized on a straight-line basis and the revenue recognized exceeds the amount billed to the customer.
Contract Liabilities
Contract liabilities consist of advance payments and collections in excess of revenue recognized and deferred revenue. Our contracts at times contain prepayment terms that range from one month to one year in advance of providing the service. As a practical expedient, we do not need to adjust the promised amount of consideration for the effects of a significant financing component if we expect, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. For a small subset of contracts with advance payments that contain prepayment terms greater than one year and up to 15 years, we assess whether a significant financing component exists by considering the difference between the amount of promised consideration and the cash selling price of the promised services. The prepayment amount is generally based on a standard methodology that discounts the total of the standard monthly charges over the service term to determine the prepayment amount, resulting in a difference between the amount of promised consideration and the cash selling price of the promised services. The Company considers the timing difference between payment and the promised transfer of services, combined with the Company’s incremental borrowing rates, to determine whether a significant financing component exists. When a significant financing component exists, the amount of revenue recognized exceeds the amount of cash received from the customer. After receiving cash from the customer but prior to the Company providing services, the Company records additional contract liabilities as well as offsetting interest expense to reflect the upfront financing the Company is effectively receiving from the customer.
Once the Company begins providing services, additional interest expense is recorded each period, using the effective interest method, as well as corresponding additional revenue which is recognized ratably over the service period.
For the year ended December 31, 2018, we recognized revenue of $247.0 million that was included in the contract liability balance as of January 1, 2018. In addition, the total amount of consideration included in contract assets as of January 1, 2018 that became unconditional for the year ended December 31, 2018 was $11.0 million.
Our remaining performance obligation, which we refer to as contracted backlog, is our expected future revenue under existing customer contracts, and includes both cancelable and non-cancelable contracts. Our remaining performance obligation was approximately $8.1 billion as of December 31, 2018, approximately 88% of which related to contracts that were non-cancelable and approximately 11% related to contracts that were cancelable subject to substantial termination fees. We assess the contract term of our cancelable contracts as the full stated term of the contract assuming each contract is not canceled since the termination penalty upon cancellation is substantive. As of December 31, 2018, the weighted average remaining customer contract life was approximately 4.5 years. Approximately 38%, 21%, and 41% of our total remaining performance obligation as of December 31, 2018 is expected to be recognized as revenue during 2019 and 2020, 2021 and 2022, and 2023 and thereafter, respectively. The amount included in the remaining performance obligation represents the full service charge for the duration of the contract and does not include termination fees. The amount of the termination fees, which is not included in the remaining performance obligation amount, is generally calculated as a percentage of the remaining performance obligation associated with the contract. In certain cases of breach for non-payment or customer financial distress or bankruptcy, we may not be able to recover the full value of certain contracts or termination fees. Our remaining performance obligation includes 100% of the remaining performance obligation of our consolidated ownership interests, which is consistent with the accounting for our ownership interest in these entities.
Assets Recognized from the Costs to Obtain a Customer Contract
We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year. We have determined that our sales incentive program meets the requirements to be capitalized due to the incremental nature of the costs and the expectation that the Company will recover such costs. The assets recognized from the costs to obtain a customer contract are amortized over a period that is consistent with the transfer to the customer of the services to which the asset relates. We capitalized $6.6 million for our sales incentive program and amortized $6.5 million for the year ended December 31, 2018.
Contract Modifications
Contracts are often modified to account for changes in contract specifications or requirements. We consider contract modifications to exist when the modification either creates new rights or obligations or changes the existing enforceable rights and obligations of either party. Most of our contract modifications are for goods and services that are distinct from the existing contract, as they consist of additional months of service priced at the Company’s standalone selling prices of the additional services and are therefore treated as separate contracts. For contract modifications that do not result in additional distinct goods or services, the effect of a contract modification on the transaction price and our measure of progress for the performance obligation to which it relates is recognized as an adjustment to revenue.
Significant Judgments
We occasionally enter into certain contracts in which the customer makes payments in advance of services to be delivered, which may be years in the future. The reasons for the prepayments in these contracts vary, but generally can be either for the customer’s benefit or for the Company’s benefit (ability to use the cash received from the customer to pay for the construction of a satellite asset). The determination of whether contracts with a prepayment provision contain a significant financing component requires judgment. The Company makes this determination based on various factors, including the differences between the amount of promised consideration and cash selling prices, the length of time between payment and the transfer of services and prevailing interest rates in the market.
Our contracts generally contain multiple performance obligations. When a contract is separated into multiple performance obligations, we allocate the total transaction price to each performance obligation in an amount based on the estimated relative standalone selling price of the promised good or service underlying such performance obligation. Judgment is required to determine the standalone selling price for each distinct performance obligation. In order to estimate standalone selling prices, we use an adjusted market assessment approach which involves an evaluation of the market and an estimate of the price that our customers are willing to pay, or an expected cost plus a margin approach.
When more than one party is involved in providing goods or services to a customer, we generally recognize the transaction on a gross basis due to the level of control that we have prior to the transfer of the good or service. Judgment is required in determining whether we are the principal or the agent in transactions involving third parties.

Fair Value Measurements
Fair Value Measurements
We estimate the fair value of our financial instruments using available market information and valuation methodologies. The carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate their fair values because of the short maturity of these financial instruments.
FASB ASC Topic 820, Fair Value Measurements and Disclosure (“FASB ASC 820”) defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. FASB ASC 820 establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.
The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active markets;

•
Level 2—quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted market prices that are observable or that can be corroborated by observable market data by correlation; and

•	Level 3—unobservable inputs based upon the reporting entity’s internally developed assumptions which market participants would use in pricing the asset or liability.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less, which are generally time deposits with banks and money market funds. The carrying amount of these investments approximates fair value.

Receivables and Allowances for Doubtful Accounts
Receivables and Allowances for Doubtful Accounts
We provide satellite services and extend credit to numerous customers in the satellite communication, telecommunications and video markets. We monitor our exposure to credit losses and maintain allowances for doubtful accounts and anticipated losses. We believe we have adequate customer collateral and reserves to cover our exposure.

Satellites and Other Property and Equipment
Satellites and Other Property and Equipment
Satellites and other property and equipment are stated at historical cost, or in the case of certain satellites acquired, the fair value at the date of acquisition. Capitalized costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers (dependent on the continued satisfactory performance of the satellites), costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.
We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

	Years
Buildings and improvements	10	-	40
Satellites and related costs	10	-	17
Ground segment equipment and software	4	-	15
Furniture and fixtures and computer hardware	4	-	12
Leasehold improvements(1)	2	-	12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

Other Assets	Other Assets Other assets consist of investments in certain equity securities, long-term deposits, long-term receivables and other miscellaneous deferred charges and long-term assets.
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
We account for goodwill and other intangible assets in accordance with FASB ASC Topic 350, Intangibles—Goodwill and Other (“FASB ASC 350”). Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of identifiable net assets of businesses acquired. Goodwill and certain other intangible assets deemed to have indefinite lives are not amortized but are tested on an annual basis for impairment during the fourth quarter, or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. See Note 11—Goodwill and Other Intangible Assets.
Intangible assets arising from business combinations are initially recorded at fair value. We record other intangible assets at cost. We amortize intangible assets with determinable lives (consisting of backlog and customer relationships) based on the expected pattern of consumption. We review these intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. See Note 11—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review long-lived assets, including property and equipment and acquired intangible assets with estimable useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such an asset may not be recoverable. These indicators of impairment can include, but are not limited to, the following:

•	satellite anomalies, such as a partial or full loss of power;

•	under-performance of an asset compared to expectations; and

•	shortened useful lives due to changes in the way an asset is used or expected to be used.
The recoverability of an asset to be held and used is determined by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, we record an impairment charge in the amount by which the carrying amount of the asset exceeds its fair value, which we determine by either a quoted market price, if any, or a value determined by utilizing discounted cash flow techniques.

Income Taxes
Income Taxes
We account for income taxes in accordance with FASB ASC Topic 740—Income Taxes. We are subject to income taxes in the United States as well as a number of other foreign jurisdictions. Significant judgment is required in the calculation of our tax provision and the resulting tax liabilities and in the recoverability of our deferred tax assets that arise from temporary differences between the tax and financial statement recognition of revenue and expense and net operating loss and credit carryforwards.
We regularly assess the likelihood that our deferred tax assets can be recovered. A valuation allowance is required when it is more likely than not that all or a portion of the deferred tax asset will not be realized. We evaluate the recoverability of our deferred tax assets based in part on the existence of deferred tax liabilities that can be used to realize the deferred tax assets.
During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. We evaluate our tax positions to determine if it is more likely than not that a tax position is sustainable, based solely on its technical merits and presuming the taxing authorities have full knowledge of the position and access to all relevant facts and information. When a tax position does not meet the more likely than not standard, we record a liability or contra asset for the entire amount of the unrecognized tax impact. Additionally, for those tax positions that are determined more likely than not to be sustainable, we measure the tax position at the largest amount of benefit more likely than not (determined by cumulative probability) to be realized upon settlement with the taxing authority.

Foreign Currency Translation
Foreign Currency Translation
Our functional currency is the U.S. dollar, since substantially all customer contracts, capital expenditure contracts and operating expense obligations are denominated in U.S. dollars. Transactions not denominated in U.S. dollars have been translated using the spot rates of exchange at the dates of the transactions. We recognize differences on exchange arising on the settlement of the transactions denominated in currencies other than the U.S. dollar in the consolidated statement of operations.

Comprehensive Income
Comprehensive Income
Comprehensive income consists of net income or loss and other gains and losses affecting shareholders’ equity that, under U.S. GAAP, are excluded from net income or loss. Such items consist primarily of the change in the market value of pension liability adjustments.

Share-Based Compensation
Share-Based Compensation
Compensation cost is recognized based on the requirements of FASB ASC Topic 718, Compensation—Stock Compensation (“FASB ASC 718”), for all share-based awards granted.
Option awards are measured at the grant date based on the fair value as calculated using either the Black-Scholes option pricing model, a Monte Carlo simulation model, a binomial tree model or any other acceptable model. Awards of shares or restricted share units are valued based on the closing market price at the grant date. The expense is recognized over the requisite service period, based on attainment of certain vesting requirements.
The determination of the value of certain awards requires considerable judgment, including estimating expected volatility, expected term, correlation between share price and market conditions and risk-free rate. The Company’s expected volatility is based on either implied volatility of traded options on the shares of the Company or the historical volatility. The expected term is based on the midpoint between the expected vesting time and the remaining contractual life. The risk-free rate is derived from the applicable Constant Maturity Treasury rate.

Deferred Satellite Performance Incentives
Deferred Satellite Performance Incentives
The cost of satellite construction may include an element of deferred consideration that we are obligated to pay to satellite manufacturers over the lives of the satellites, provided the satellites continue to operate in accordance with contractual specifications. Historically, the satellite manufacturers have earned substantially all of these payments. Therefore, we account for these payments as deferred financing. We capitalize the present value of these payments as part of the cost of the satellites and record a corresponding liability to the satellite manufacturers. Interest expense is recognized on the deferred financing and the liability is reduced as the payments are made.

Derivative Instruments
Derivative Instruments
We enter into derivative transactions primarily to manage our exposure to fluctuations in foreign exchange rates and interest rates. We employ risk management strategies, which may include the use of foreign currency swaps, interest rate swaps and interest rate caps. We measure all derivatives at fair value and recognize them as either assets or liabilities on our consolidated balance sheets. Changes in the fair value of derivative instruments not qualifying as hedges are recognized in earnings in the current period.

New Accounting Pronouncements
New Accounting Pronouncements
In May 2014, the FASB issued Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in FASB ASC Topic 605 - Revenue Recognition. The guidance in ASU 2014-09 clarifies the principles for recognizing revenue by creating a common revenue standard for U.S. GAAP (“ASC 606”). The FASB issued several amendments to the standard, including clarification of accounting for licenses of intellectual property and identifying performance obligations.
We adopted the standard effective January 1, 2018 using the modified retrospective method. We recognized the cumulative effect of initially applying the new standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those years. Based on our assessment, the adoption of the new standard impacts the total consideration for prepayment contracts, accounting of incremental costs for obtaining a contract, allocation of the transaction price to performance obligations and accounting for contract modifications, and requires additional disclosures.
We adopted ASU 2016-16 in the first quarter of 2018 and the adoption resulted in approximately a $170 million benefit to accumulated deficit. See Note 14—Income Taxes. We also adopted ASU 2016-01, ASU 2017-07 and ASU 2017-09 in the first quarter of 2018. See Note 10—Investments, Note 7—Retirement Plans and Other Retiree Benefits, and Note 5—Share-Based and Other Compensation Plans, respectively.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), to increase transparency and comparability by recognizing substantially all leases on the balance sheet. Under the new standard, a lessee will recognize on its balance sheet a lease liability and a right-of-use (“ROU”) asset for most leases, with certain practical expedients available. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018. Subsequent to ASU 2016-02, the FASB issued ASU 2018-10 Codification Improvements to Topic 842, Leases, ASU 2018-11 Targeted Improvements, and ASU 2018-20 Narrow-Scope Improvements for Lessors, which amend and clarify aspects of the guidance issued in ASU 2016-02. ASU 2018-11 provides an alternative transition method (the “effective date method”).
We intend to adopt ASU 2016-02 on January 1, 2019 and apply the package of practical expedients included therein, as well as utilize the effective date method included in ASU 2018-11. Under the package of practical expedients, we will not reassess (a) whether expired or existing contracts contain a lease under the new definition of a lease, (b) lease classification for expired or existing leases, and (c) whether previously capitalized initial direct costs would qualify for capitalization under Topic 842. We also intend to apply the practical expedients for lessees and lessors to exempt short term leases and to account for each non lease component associated with a lease component as a single component when the applicable criteria are met. By applying ASU 2016-02 at the adoption date, as opposed to at the beginning of the earliest period presented, our reporting for periods prior to January 1, 2019 will continue to be in accordance with Leases (Topic 840). In preparation for adoption of the standard, we have implemented internal controls and key system functionality to enable the preparation of the necessary financial information.
The new standard will have a material impact on our consolidated balance sheets, and we expect to recognize ROU assets and related lease liabilities for operating leases in the range of $85 million to $95 million, and $110 million to $120 million, respectively, with no material impact on our consolidated statement of operations and statement of cash flows. The new standard may have lessor accounting implications where certain future contracts that convey the right to control the use of a significant portion of the satellite may be accounted for using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases, which could potentially result in more upfront revenue recognition.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which changes how companies measure and recognize credit impairment for any financial assets. The standard requires companies to immediately recognize an estimate of credit losses expected to occur over the remaining life of the financial assets that are within the scope of the standard. The scope of Subtopic 326-20, Financial Instruments - Credit Losses - Measured at Amortized Cost, includes financial assets measured at amortized cost basis, including net investments in leases arising from sales-type and direct financing leases. The scope does not specifically address receivables arising from operating leases. In November 2018, the FASB issued 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses to clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. Both ASU 2016-13 and ASU 2018-19 are effective for interim and annual periods beginning after December 15, 2019 for public business entities that are SEC filers, on a modified retrospective basis. Early adoption is permitted for interim and annual periods beginning after December 15, 2018. We are in the process of evaluating the impact that ASU 2016-13 and ASU 2018-19 will have on our consolidated financial statements and associated disclosures.
In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which is intended to simplify the subsequent measurement of goodwill. The amendments in ASU 2017-04 modify the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. An entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities, as if that reporting unit had been acquired in a business combination. ASU 2017-04 will be effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 for public business entities, on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. When adopted, we will measure impairment using the difference between the carrying amount and the fair value of the reporting unit, if required.
In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220), which allows for an optional reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act for those entities that elect the optional reclassification. The amendments in this update will also require certain disclosures about stranded tax effects. ASU 2018-02 is effective for all entities for interim and annual periods beginning after December 15, 2018. The adoption of ASU 2018-02 is not expected to have a significant impact on our consolidated financial statements and associated disclosures.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), as part of its disclosure framework project to improve the effectiveness of disclosures in the notes to financial statements. ASU 2018-13 modifies disclosure requirements on fair value measurements in Topic 820, and is effective for all entities for interim and annual periods beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is allowed for any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption for the additional disclosures until their effective date. We are in the process of evaluating the impact that ASU 2018-13 will have on our consolidated financial statements and associated disclosures.
In August 2018, the FASB issued ASU 2018-14, Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20), as part of its disclosure framework project to improve the effectiveness of disclosures in the notes to financial statements. ASU 2018-14 modifies and clarifies disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The amendments remove certain disclosure requirements and require additional disclosures including the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates, an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period, the projected benefit obligation "PBO" and fair value of plan assets for plans with PBOs in excess of plan assets, and the accumulated benefit obligation "ABO" and fair value of plan assets for plans with ABOs in excess of plan assets. ASU 2018-14 is effective for public business entities for fiscal years ending after December 15, 2020, on a retrospective basis to all periods presented with early adoption allowed. We are in the process of evaluating the impact that ASU 2018-14 will have on our consolidated financial statements and associated disclosures.
In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and Other Internal-Use Software (Subtopic 350-40), to improve current U.S. GAAP by clarifying the accounting for implementation costs of a hosting arrangement that is a service contract. The amendments align the requirements for capitalizing implementation costs incurred in a cloud computing arrangement (hosting arrangement) that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendments require costs for implementation activities in the application development stage to be capitalized depending on the nature of the costs, and costs incurred during the preliminary project and post-implementation stages to be expensed as the activities are performed. ASU 2018-15 also requires the entity (customer) to expense capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement, and the entity (customer) to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement, as well as to classify payments for capitalized implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element. ASU 2018-15 is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. ASU 2018-15 can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption, with early adoption allowed. We are in the process of evaluating the impact that ASU 2018-15 will have on our consolidated financial statements and associated disclosures.
In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808) - Clarifying the Interaction between Topic 808 and Topic 606, to clarify the interaction between Topic 808, Collaborative Arrangements and Topic 606, Revenue from Contracts with Customers. ASU 2018-18 is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption allowed. ASU 2018-18 can be applied retrospectively to the date of initial application of Topic 606, with cumulative effect of initially applying the amendments in this update adjusted to the opening balance of retained earnings of the later of the earliest annual period presented and the annual period that includes the date of the entity's initial application of Topic 606. The amendments in ASU 2018-18 can be applied to all contracts or only to contracts that are not completed at the date of initial application of Topic 606. We are in the process of evaluating the impact that ASU 2018-18 will have on our consolidated financial statements and associated disclosures.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which addresses specific issues relating to diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. Additionally, in November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force), which requires that amounts described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. We adopted ASU 2016-15 and ASU 2016-18 in the first quarter of 2018 on a retrospective basis.